Income tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income tax

Note 24. Income tax

Note 24.1. Tax regulations applicable to Almacenes Éxito S.A. and to its Colombian subsidiaries

Income tax rate applicable to Almacenes Éxito S.A. and its Colombian subsidiaries

a.	For taxable 2023 and 2022 the income tax rate for corporates is 35%.

For taxable 2023, the minimum tax rate calculated on financial profit may not be less than 15%, if so, it will increase by the percentage points required to reach the indicated effective tax rate.

b.	From taxable 2021, the base to assess the income tax under the presumptive income model is 0% of the net equity held on the last day of the immediately preceding taxable period.

c.	A tax on dividends paid to individual residents in Colombia was established at a rate of 10%, triggered when the amount distributed is higher than 300 UVT (equivalent to $13 in 2023) when such dividends have been taxed upon the distributing companies. For domestic companies, the tax rate is 7.5% when such dividends have been taxed upon the distributing companies. For individuals not residents of Colombia and for foreign companies, the tax rate is 10% when such dividends have been taxed upon the distributing companies. When the earnings that give rise to dividends have not been taxed upon the distributing company, the tax rate applicable to shareholders is 35% for 2023 and 2022.

Tax credits of Almacenes Éxito S.A. and its Colombian subsidiaries

Pursuant to tax regulations in force as of 2017, the time limit to offset tax losses is 12 years following the year in which the loss was incurred.

Excess presumptive income over ordinary income may be offset against ordinary net income assessed within the following five years.

Company losses are not transferrable to shareholders. In no event of tax losses arising from revenue other than income and occasional gains, and from costs and deductions not related with the generation of taxable income, it will be offset against the taxpayer’s net income.

(a)	Tax credits of Almacenes Éxito S.A.

At December 31, 2023 Almacenes Éxito S.A. has accrued $61,415 (at December 31, 2022 - $211,190) excess presumptive income over net income.

The movement of Almacenes Éxito S.A ’s. excess presumptive income over net income during the reporting period is shown below:

Balance at December 31, 2021	346,559
Offsetting of presumptive income against net income for the period	(135,369)
Balance at December 31, 2022	211,190
Offsetting of presumptive income against net income for the period	(149,775)
Balance at December 31, 2023	61,415

At December 31, 2023, Almacenes Éxito S.A. has accrued tax losses amounting to $740,337 (at December 31, 2022 - $740,337).

The movement of tax losses at Almacenes Éxito S.A. during the reporting year is shown below:

Balance at December 31, 2021	738,261
Adjustment to tax losses from prior periods	2,076
Balance at December 31, 2022	740,337
Tax losses generated during the period	-
Balance at December 31, 2023	740,337

(b)	Movement of tax losses for Colombian subsidiaries for the reporting periods is shown below

Balance at December 31, 2021	33,624
Transacciones Energéticas S.A.S. E.S.P. (i)	158
Depósitos y Soluciones Logísticas S.A.S.	(220)
Balance at December 31, 2022	33,562
Marketplace Internacional Éxito y Servicios S.A.S	105
Transacciones Energéticas S.A.S. E.S.P. (i)	126
Depósitos y Soluciones Logísticas S.A.S.	(24)
Balance at December 31, 2023	33,769

(i)	No deferred tax has been calculated for these tax losses because of the uncertainty on the recoverability with future taxable income.

Note 24.2. Tax rates applicable to foreign subsidiaries

Income tax rates applicable to foreign subsidiaries are:

-	Uruguay applies a 25% income tax rate in 2023 (25% in 2022);
-	Argentina applies a 30% income tax rate in 2023 (35% in 2022).

Note 24.3. Current tax assets and liabilities

The balances of current tax assets and liabilities recognized in the statement of financial position are:

Current tax assets:

	As at December 31,
	2023	2022
Income tax credit receivable by Almacenes Éxito S.A. and its Colombian subsidiaries	267,236	271,683
Tax discounts applied by Almacenes Éxito S.A. and its Colombian subsidiaries	137,000	111,440
Industry and trade tax advances and withholdings of Almacenes Éxito S.A. and its Colombian subsidiaries	71,450	63,408
Other current tax assets of subsidiary Spice Investment Mercosur S.A.	20,339	18,268
Tax discounts of Éxito from taxes paid abroad	17,258	24,631
Current income tax assets of subsidiary Onper Investment 2015 S.L.	10,715	1,024
Other current tax assets of subsidiary Onper Investment 2015 S.L.	29	447
Current income tax assets of subsidiary Spice Investments Mercosur S.A.	-	8,007
Total current tax assets	524,027	498,908

Current tax liabilities

	As at December 31,
	2023	2022
Industry and trade tax payable of Almacenes Éxito S.A. and its Colombian subsidiaries	98,391	92,815
Taxes of subsidiary Onper Investment 2015 S.L. other than income tax	4,979	3,743
Tax on real estate of Almacenes Éxito S.A. and its Colombian subsidiaries	3,621	1,762
Taxes of subsidiary Spice Investments Mercosur S.A. other than income tax	293	430
Current income tax liabilities of subsidiary Spice Investments Mercosur S.A.	47	-
Total current tax liabilities	107,331	98,750

Note 24.4. Income tax

The components of the income tax expense recognized in the statement of profit or loss were:

	Year ended December 31,
	2023	2022	2021
Current income tax (expense)	(106,420)	(183,105)	(122,096)
Deferred income tax gain (expense) (Note 24.5)	60,211	(55,051)	(49,060)
Adjustment in respect of current income tax of prior periods	311	(9,164)	(526)
Changes in tax rates	-	(78,382)	34,012
Total income tax (expense)	(45,898)	(325,702)	(137,670)

The reconciliation of average effective tax rate to applicable tax rate is shown below:

	Year ended December 31,
	2023	Rate	2022	Rate	2021	Rate
Profit before income tax from continuing operations	354,072		574,940		730,887
Tax expense at enacted tax rate in Colombia	(123,925)	(35)%	(201,229)	(35)%	(226,575)	(31%)
Equity method in joint venture domestic operations	(40,046)		(12,152)		2,243
Unrecognition deferred tax from prior periods	(1,286)		3,407		(11,638)
Adjustment to current taxes from prior periods	311		(9,164)		(526)
Non-deductible/ non-taxable foreign operation	15,449		(55,852)		28,622
Accounting effects of NCI domestic operations without tax impact	32,138		31,991		22,408
Tax rates differences from foreign operations	33,547		22,362		11,228
Non-deductible / non-taxable domestic operation	37,914		(27,410)		2,556
Tax impact of readjustment to carry forward losses	-		727		-
Changes in tax rates	-		(78,382)		34,012
Total income tax expense	(45,898)	(13)%	(325,702)	(57)%	(137,670)	(19)%

Note 24.5. Deferred tax

	As at December 31,
	2023		2022
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Tax losses	259,118	-	259,118	-
Tax credits	61,449	-	62,943	-
Excess presumptive income	21,495	-	73,917	-
Other provisions	9,926	-	10,893	-
Investment property	-	(120,144)	-	(148,031)
Property, plant, and equipment	93,660	(221,364)	59,162	(341,631)
Goodwill	-	(217,687)	-	(218,308)
Leases	634,180	(545,661)	641,886	(553,947)
Other	100,045	(33,423)	103,215	(84,341)
Total	1,179,873	(1,138,279)	1,211,134	(1,346,258)

The breakdown of deferred tax assets and liabilities for the three jurisdictions in which Exito Group operates are grouped as follows:

	As at December 31,
	2023		2022
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Colombia	113,373	-	98,372	-
Uruguay	84,319	-	44,217	-
Argentina	-	(156,098)	-	(277,713)
Total	197,692	(156,098)	142,589	(277,713)

The reconciliation of the movement of net deferred tax to the statement of profit or loss and the statement of comprehensive income is shown below:

	Year ended December 31,
	2023	2022	2021
Profit (expense) benefit from deferred tax recognized in income	60,211	(55,051)	(49,060)
Adjustment related current income tax previous periods	311	(9,164)	(526)
Change in tax rates	-	(78,382)	34,012
Profit (expense) from deferred tax recognized in other comprehensive income	8,649	(206)	(5,982)
Effect of the translation of the deferred tax recognized in other comprehensive income (1)	107,547	(30,731)	(56,024)
Total movement of net deferred tax	176,718	(173,534)	(77,580)

(1)	Such effect resulting from the translation at the closing rate of deferred tax assets and liabilities of foreign subsidiaries is included in the line item “Exchange difference from translation” in Other comprehensive income (Note 27).

Temporary differences related to investments in associates and joint ventures, for which no deferred tax liabilities have been recognized at December 31, 2023 amounted to $81,773 (at December 31, 2022 - $ 32,279).

Note 24.6. Effects of the distribution of dividends on the income tax

There are no income tax consequences attached to the payment of dividends in either 2023 or 2022 by Exito Group to its shareholders.

Note 24.7. Non-Current tax liabilities

The $8,091 balance at December 31, 2023 (at December 31, 2022 - $2,749) relates to taxes payable of subsidiary Libertad S.A. for federal taxes and incentive program by instalments.